GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting Geograhic Area [Line Items]
Number of operating segments | item	1
Revenue from sales to customers	$ 17,800		$ 712
Long-lived assets	3,372	4,647
Israel [Member]
Segment Reporting Geograhic Area [Line Items]
Long-lived assets	2,712	3,523
Europe [Member]
Segment Reporting Geograhic Area [Line Items]
Revenue from sales to customers	17,800		$ 712
Unites States [Member]
Segment Reporting Geograhic Area [Line Items]
Long-lived assets	$ 660	$ 1,124
Revenue [Member] | Customer A [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%	44.00%		100.00%
Revenue [Member] | Customer B [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%	56.00%